Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 6,279,809	$ 7,548,694
Short-term investments	5,941,249	5,897,809
Accounts receivable	2,762,302	2,552,738
Inventories	300,639	592,382
Prepayments	1,031,852	1,386,307
Loans receivable		281,694
Other current assets	390,366	451,422
Total Current Assets	16,706,217	18,711,046
Investment in equity method investees	1,119,006	1,145,404
Investment in an equity security		165,871
Property and equipment, net	5,073,142	3,222,252
Intangible assets, net	14,683	17,539
Right of use assets	702,640	796,653
Deferred tax assets	417,478	357,878
Total Assets	24,033,166	24,416,643
Current Liabilities
Accounts payable	1,225,720	683,937
Advances from customers	508,877	838,838
Income tax payable	5,355	6,734
Operating lease liabilities, current portion	215,544	236,294
Accrued expenses and other liabilities	807,982	912,558
Total Current Liabilities	2,763,478	2,678,361
Operating lease liabilities, noncurrent portion	518,803	571,862
Deferred tax liabilities	31,269	128,250
Total Liabilities	3,313,550	3,378,473
Commitments and Contingencies
Equity
Additional paid-in capital	25,160,161	25,133,933
Statutory reserve	1,308,550	1,371,168
Accumulated deficit	(7,115,360)	(7,268,025)
Accumulated other comprehensive loss	(1,689,922)	(1,232,901)
Total Zhongchao Inc. Shareholders’ Equity	17,666,086	18,006,781
Non-controlling interests	3,053,530	3,031,389
Total Equity	20,719,616	21,038,170
Total Liabilities and Equity	24,033,166	24,416,643
Class A Ordinary Share
Equity
Ordinary Share	2,107	2,056
Class B Ordinary Share
Equity
Ordinary Share	$ 550	$ 550